Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
Columbia Ultra Short Duration Municipal Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	$ 10,000		$ 10,050	$ 10,130	$ 10,227	$ 10,393	$ 10,503	$ 10,565	$ 10,487	$ 10,699	$ 11,100	$ 11,438
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,065	10,181	10,294	10,498	10,625	10,715	10,656	10,887	11,311	11,670
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,688	10,782	10,835	11,780	12,161	12,574	11,488	11,684	12,396	12,405
Bloomberg 1 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1 Year Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,077	$ 10,182	$ 10,247	$ 10,519	$ 10,724	$ 10,791	$ 10,619	$ 10,814	$ 11,269	$ 11,636